Business Segments - Business segments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 9,512	$ 43,191	$ 37,457	$ 34,646
Operating profit	4,004	13,605	16,383	12,181
Corporate expenses	(855)	(3,380)	(3,080)	(4,388)
Unallocated to discontinued operations	0	0	0	(1,081)
Interest expense	306	4,323	1,561	2,014
Depreciation, depletion and amortization	2,095	13,532	8,051	7,378
Capital expenditures	5,407	16,610	27,554	6,493
Cash items	0	4,524	0	419
Total identifiable net assets	266,560	418,734	264,789	252,478
Asset Management
Segment Reporting Information [Line Items]
Revenues	7,321	29,873	28,739	27,570
Operating profit	3,509	13,799	13,374	13,288
Corporate expenses	(485)	(1,917)	(1,591)	(1,248)
Interest expense	306	1,340	1,561	2,014
Depreciation, depletion and amortization	2,005	8,110	7,689	6,963
Capital expenditures	1,199	6,913	20,747	2,408
Identifiable net assets	169,736	179,654	170,562	151,023
Mining royalty lands
Segment Reporting Information [Line Items]
Revenues	1,880	7,241	7,533	6,094
Operating profit	1,750	6,732	7,029	5,478
Corporate expenses	(42)	(167)	(231)	(1,322)
Depreciation, depletion and amortization	35	110	104	133
Capital expenditures	2	0	205	0
Identifiable net assets	39,259	38,656	39,570	39,300
Land Development and Construction
Segment Reporting Information [Line Items]
Revenues	311	1,230	1,185	982
Operating profit	(400)	(1,528)	(940)	(2,197)
Corporate expenses	(328)	(1,231)	(1,258)	(737)
Depreciation, depletion and amortization	55	337	258	282
Capital expenditures	4,206	8,840	6,602	4,085
Identifiable net assets	57,126	46,684	54,157	60,682
RiverFront on the Anacostia
Segment Reporting Information [Line Items]
Revenues	0	4,847	0	0
Operating profit	0	(2,018)	0	0
Corporate expenses	0	(65)	0	0
Interest expense	0	2,983	0	0
Depreciation, depletion and amortization	0	4,975	0	0
Capital expenditures	0	857	0	0
Identifiable net assets	0	144,386	0	0
Corporate
Segment Reporting Information [Line Items]
Identifiable net assets	$ 439	$ 4,830	$ 500	$ 1,054